Investment Objectives and Goals - Eagle Energy Infrastructure Fund	Aug. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks total return from income and capital appreciation.